AFS and HTM Debt Securities, Investment Grade Debt Securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 130,448	$ 113,594
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 262,801	$ 297,144
Held-to-maturity, percent of investment grade	99.00%	99.00%
Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	99.00%	99.00%
Securities of U.S. Treasury and federal agencies [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 105,045	$ 93,422
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 212,960	$ 233,169
Held-to-maturity, percent of investment grade	100.00%	100.00%
Securities of U.S. states and political subdivisions [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 20,066	$ 10,445
Available-for-sale, percent of investment grade	99.00%	99.00%
Held-to-maturity, amortized cost	$ 18,635	$ 31,000
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 1,533	$ 3,981
Available-for-sale, percent of investment grade	100.00%	100.00%
Held-to-maturity, amortized cost	$ 28,154	$ 29,972
Held-to-maturity, percent of investment grade	100.00%	100.00%
Collateralized loan obligations [Member] | Credit rating AA- and above [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Percentage of AFS and HTM debt securities with the same credit rating	100.00%	100.00%
All other debt securities [Member]
Available For Sale And Held To Maturity Debt Securities Credit Ratings [Abstract]
Available-for-sale, at fair value	$ 3,804	$ 5,746
Available-for-sale, percent of investment grade	95.00%	89.00%
Held-to-maturity, amortized cost	$ 3,052	$ 3,003
Held-to-maturity, percent of investment grade	64.00%	63.00%